Reconciliation of Differences Between Basic and Diluted Earnings Per Share (EPS) (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Income attributable to ORIX Corporation shareholders from continuing operations	¥ 112,116	¥ 81,154	¥ 59,567
Effect of dilutive securities
Expense related to convertible bond	1,329	2,364	2,392
Income from continuing operations for diluted EPS computation	¥ 113,445	¥ 83,518	¥ 61,959
Weighted-average shares	1,087,883	1,075,095	1,074,890
Effect of dilutive securities
Conversion of convertible bond	206,635	244,104	244,119
Exercise of stock options	1,546	1,228	1,068
Weighted-average shares for diluted EPS computation	1,296,064	1,320,427	1,320,077
Earnings per share for income attributable to ORIX Corporation shareholders from continuing operations:
Basic	¥ 103.06	¥ 75.49	¥ 55.42
Diluted	¥ 87.53	¥ 63.25	¥ 46.94